Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
X-Square Municipal Income ETF | X-Square Municipal Income ETF Shares
Prospectus [Line Items]
Annual Return [Percent]	3.60%	2.80%